UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York            August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           73

Form 13F Information Table Value Total:     176,715 (in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                      FORM 13F INFORMATION TABLE
                                                            June 30, 2007

COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                       VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                --------       -----       --------  -------   --- ----  ----------  --------  ----   ------  ----
3M CO                         COM            88579Y101    1,428     16,459   SH        SOLE        NONE      0      0        16,459
AFLAC INC                     COM            001055102    5,301    103,127   SH        SOLE        NONE      0      0       103,127
ALTRIA GROUP INC              COM            02209S103    4,293     61,200   SH        SOLE        NONE      0      0        61,200
AMERICAN EXPRESS CO           COM            025816109    5,941     97,114   SH        SOLE        NONE      0      0        97,114
AMERICAN INTL GROUP INC       COM            026874107    5,628     80,366   SH        SOLE        NONE      0      0        80,366
AT & T INC                    COM            00206R102    4,303    103,689   SH        SOLE        NONE      0      0       103,689
BANK OF AMERICA CORPORATION   COM            060505104      211      4,316   SH        SOLE        NONE      0      0         4,316
BANKRATE INC                  COM            06646V108    2,046     42,700   SH        SOLE        NONE      0      0        42,700
BELO CORP                     COM            080555105    1,030     50,000   SH        SOLE        NONE      0      0        50,000
BERKSHIRE HATHAWAY INC DEL    CL A           084670108    1,423         13   SH        SOLE        NONE      0      0            13
BERKSHIRE HATHAWAY INC DEL    CL B           084670207    2,707        751   SH        SOLE        NONE      0      0           751
BP PLC                        SPONSORED ADR  055622104    3,700     51,293   SH        SOLE        NONE      0      0        51,293
BRIGGS & STRATTON CORP        COM            109043109      580     18,379   SH        SOLE        NONE      0      0        18,379
BRISTOL MYERS SQUIBB CO       COM            110122108      426     13,500   SH        SOLE        NONE      0      0        13,500
BURLINGTON NORTHN SANTA FE C  COM            12189T104      681      8,000   SH        SOLE        NONE      0      0         8,000
CARNIVAL CORP                 PAIRED CTF     143658300    4,698     96,330   SH        SOLE        NONE      0      0        96,330
CATERPILLAR INC DEL           COM            149123101    3,648     46,592   SH        SOLE        NONE      0      0        46,592
CBS CORP NEW                  CL  B          124857202    1,761     52,851   SH        SOLE        NONE      0      0        52,851
CHEVRON CORP NEW              COM            166764100    4,442     52,733   SH        SOLE        NONE      0      0        52,733
CHUBB CORP                    COM            171232101    4,945     91,344   SH        SOLE        NONE      0      0        91,344
CISCO SYS INC                 COM            17275R102      337     12,103   SH        SOLE        NONE      0      0        12,103
CITIGROUP INC                 COM            172967101    5,802    113,116   SH        SOLE        NONE      0      0       113,116
COCA COLA CO                  COM            191216100    1,253     23,961   SH        SOLE        NONE      0      0        23,961
COMCAST CORP NEW              CL A           20030N101      672     23,902   SH        SOLE        NONE      0      0        23,902
CONOCOPHILLIPS                COM            20825C104    1,396     17,788   SH        SOLE        NONE      0      0        17,788
COVIDIEN LTD                  WHEN ISSUED    G2552X108    1,778     41,242   SH        SOLE        NONE      0      0        41,242
DEERE & CO                    COM            244199105    4,081     33,800   SH        SOLE        NONE      0      0        33,800
DEVON ENERGY CORP NEW         COM            25179M103    1,096     14,000   SH        SOLE        NONE      0      0        14,000
DOVER CORP                    COM            260003108    3,824     74,761   SH        SOLE        NONE      0      0        74,761
DOW CHEM CORP                 COM            260543103      336      7,600   SH        SOLE        NONE      0      0         7,600
DU PONT E I DE NEMOURS & CO   COM            263534109      207      4,068   SH        SOLE        NONE      0      0         4,068
EMERSON ELEC CO               COM            291011104      373      7,978   SH        SOLE        NONE      0      0         7,978
EXXON MOBIL CORP              COM            30231G102   17,532    209,017   SH        SOLE        NONE      0      0       209,017
GEMSTAR-TV GUIDE INTL INC     COM            36866W106      284     57,651   SH        SOLE        NONE      0      0        57,651
GENERAL ELECTRIC CO           COM            369604103    5,771    150,750   SH        SOLE        NONE      0      0       150,750
INTEL CORP                    COM            458140100      218      9,200   SH        SOLE        NONE      0      0         9,200
INTERNATIONAL BUSINESS MACHS  COM            459200101      332      3,150   SH        SOLE        NONE      0      0         3,150
JOHNSON CTLS INC              COM            478366107      220      1,903   SH        SOLE        NONE      0      0         1,903
JOHNSON & JOHNSON             COM            478160104    2,096     34,014   SH        SOLE        NONE      0      0        34,014
KRAFT FOODS INC               CL A           50075N104    1,284     36,429   SH        SOLE        NONE      0      0        36,429
LEHMAN BROS HLDGS INC         COM            524908100    1,103     14,800   SH        SOLE        NONE      0      0        14,800
LOEWS CORP                    COM            540424108      330      6,479   SH        SOLE        NONE      0      0         6,479
MELLON FINL CORP              COM            58551A108      848     19,267   SH        SOLE        NONE      0      0        19,267
MERCK & CO INC                COM            589331107    2,125     42,677   SH        SOLE        NONE      0      0        42,677
MICROSOFT CORP                COM            594918104      222      7,534   SH        SOLE        NONE      0      0         7,534
MORGAN STANLEY                COM NEW        617446448    2,189     26,093   SH        SOLE        NONE      0      0        26,093
MOTOROLA INC                  COM            620076109      184     10,368   SH        SOLE        NONE      0      0        10,368
NEWS CORP                     CL B           65248E203    2,549    111,100   SH        SOLE        NONE      0      0       111,100
NORTHERN TR CORP              COM            665859104    1,548     24,100   SH        SOLE        NONE      0      0        24,100
NUCOR CORP                    COM            670346105      237      4,033   SH        SOLE        NONE      0      0         4,033
PEPSICO INC                   COM            713448108      814     12,555   SH        SOLE        NONE      0      0        12,555
PFIZER INC                    COM            717081103    3,460    135,331   SH        SOLE        NONE      0      0       135,331
POTASH CORP SASK INC          COM            73755L107    7,859    100,795   SH        SOLE        NONE      0      0       100,795
PROCTER & GAMBLE CO           COM            742718109    4,458     72,854   SH        SOLE        NONE      0      0        72,854
QUALCOMM INC                  COM            747525103      607     14,000   SH        SOLE        NONE      0      0        14,000
REGIS CORP MINN               COM            758932107    6,731    175,978   SH        SOLE        NONE      0      0       175,978
ROYAL DUTCH SHELL PLC         SPONS ADR      780259206    4,131     50,880   SH        SOLE        NONE      0      0        50,880
SCHLUMBERGER LTD              COM            806857108    4,660     54,864   SH        SOLE        NONE      0      0        54,864
SIGMA ALDRICH CORP            COM            826552101    5,431    127,270   SH        SOLE        NONE      0      0       127,270
STATE STR CORP                COM            857477103      424      6,200   SH        SOLE        NONE      0      0         6,200
TIME WARNER INC               COM            887317105    3,810    181,084   SH        SOLE        NONE      0      0       181,084
TYCO ELECTRONICS LTD          WHEN ISSUED    G9144P105    1,611     41,242   SH        SOLE        NONE      0      0        41,242
TYCO INTERNATIONAL LTD        WHEN ISSUED    G9143X208    2,214     41,242   SH        SOLE        NONE      0      0        41,242
US BANCORP DEL                COM NEW        902973304      529     16,063   SH        SOLE        NONE      0      0        16,063
UNITED TECHNOLOGIES CORP      COM            913017109      312      4,400   SH        SOLE        NONE      0      0         4,400
VERIZON COMMUNICATIONS        COM            92343V104      522     12,686   SH        SOLE        NONE      0      0        12,686
VERTRUE INC                   COM            92534N101      244      5,000   SH        SOLE        NONE      0      0         5,000
VIACOM INC NEW                CL B           92553P201    2,088     50,150   SH        SOLE        NONE      0      0        50,150
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209      621     18,459   SH        SOLE        NONE      0      0        18,459
WACHOVIA CORP NEW             COM            929903102      611     11,915   SH        SOLE        NONE      0      0        11,915
WELLS FARGO & CO NEW          COM            949746101    1,379     39,222   SH        SOLE        NONE      0      0        39,222
WILMINGTON TRUST CORP         COM            971807102    4,442    107,015   SH        SOLE        NONE      0      0       107,015
WYETH                         COM            983024100      338      5,900   SH        SOLE        NONE      0      0         5,900

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